CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 24,001	$ 50,237	$ 3,213
Accounts receivable, net	10,218	55	11
Accounts receivable - related party, net	3,363		467
Inventories	8,782	8,561	6,522
Prepaid expenses and other current assets	8,418	14,837	2,836
Total current assets	54,782	73,690	13,049
Property and equipment, net	1,265	2,081	1,555
Deferred income tax assets	2,363	2,157	1,033
Operating lease right-of-use assets	1,692	1,773	2,423
Other assets	802	815	579
Total assets	60,904	80,516	18,639
Current liabilities:
Accounts payable	15,112	7,904	14,925
Accrued expenses and other current liabilities	10,537	11,996	7,464
Accrued expenses and other current liabilities - related party	384
Accrued loss on purchase commitments	601	603	3,588
Accrued compensation	2,610	1,613	1,938
Income tax payable	2,518	2,109	1
Operating lease liabilities, current	678	578	569
Working capital loan - related party	1,500
Advances from related party	2,857
Warrants		14,711
Convertible notes		148,629	14,641
Demand notes			4,750
Total current liabilities	36,797	188,143	47,876
Operating lease liabilities	948	1,166	1,791
Other earnout shares	20,561
Other liabilities	1,292	1,670	391
Warrant liabilities		0	3,730
Convertible notes		0	18,064
Total liabilities	59,598	190,979	71,852
Commitments and contingencies
Stockholders' equity (deficit):
Common stock - $0.0001 par value; 600,000,000 and 136,562,809 shares authorized as of September 30, 2025 and December 31, 2024, respectively, and 106,754,588 and 48,376,052 shares issued and outstanding as of September 30, 2025 and December 31, 2024, respectively	11	5	0
Treasury stock, at cost: 124,225 shares at December 31, 2024 and 2023		0	0
Additional paid-in capital	634,154	145,441	141,496
Accumulated deficit	(632,859)	(429,251)	(368,056)
Total stockholders' equity (deficit)	1,306	(283,810)	(226,560)
Total liabilities and stockholders' equity (deficit)	$ 60,904	80,516	18,639
Adjusted Balance [Member]
Stockholders' equity (deficit):
Additional paid-in capital		318,783
Total stockholders' equity (deficit)		(110,463)	(53,213)
Redeemable Convertible Preferred Stock
Current liabilities:
Redeemable convertible preferred stock - $0.00001 par value; 96,650,097 shares authorized as of December 31, 2024 and 2023, respectively; 44,494,703 shares issued and outstanding at December 31, 2024 and 2023, respectively; liquidation preference of $173,347 as of December 31, 2024 and 2023, respectively		$ 173,347	$ 173,347